1933 Act
                                                                     Rule 497(j)
                                                                       VIA EDGAR
                                                                       ---------

                                                                    May 30, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Phoenix Life Variable Universal Life Account
         Phoenix Life Insurance Company
         File No. 033-23251

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the forms of Prospectus (Versions A, B and C) that would have been filed under rule 497(c), would not have differed from that contained in the most recent amendment and has been filed electronically on Form N-6 pursuant to Rule 485(b) on May 30, 2003.

Please direct any questions regarding this filing to the undersigned at 860.403.5788.

                           Very truly yours,

                           /s/ Richard J. Wirth
                           --------------------------------------------
                           Richard J. Wirth, Vice President and
                           Insurance & Investment Products Counsel
                           The Phoenix Companies, Inc.